Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 15,135	€ 14,737	€ 14,073	€ 14,339
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,322	6,043	5,917
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,288	4,250	4,046
Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	78	88	89
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	469	597	449
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	844	€ 626	€ 439
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37,378
Gross carrying amount [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,168
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	13,149
Gross carrying amount [member] | Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,099
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,265
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,564
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(21,090)
Accumulated depreciation and amortisation [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,800)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,842)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(121)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,785)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,543)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,152)
Accumulated impairment [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(46)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(19)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(899)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(11)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (177)